FORTRESS PINNACLE INVESTMENT
FUND LLC
(A Limited Liability Company)

Financial Statements From November 1, 2002
(Commencement of Operations) Through
December 31, 2002 and Report of Independent Auditors

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                                              PAGE
REPORT OF INDEPENDENT AUDITORS                                                                   1

FINANCIAL STATEMENTS:

    Statement of Assets and Liabilities as of December 31, 2002                                  2

    Schedule of Investments as of December 31, 2002                                              3

    Statement of Operations and Financial Highlights from November 1, 2002 (Commencement
    of Operations) through December 31, 2002                                                     4

    Statement of Cash Flows from November 1, 2002 (Commencement of Operations) through
    December 31, 2002                                                                            5

    Statement of Changes in Net Assets from November 1, 2002 (Commencement of Operations)
    through December 31, 2002                                                                    6

    Notes to Financial Statements                                                                7

                         REPORT OF INDEPENDENT AUDITORS


To the Members and Trustees of
Fortress Pinnacle Investment Fund LLC

We have audited the accompanying statement of assets and liabilities of Fortress Pinnacle Investment Fund LLC (the "Company"), including the schedule of investments, as of December 31, 2002, and the related statements of operations, cash flows, changes in net assets and financial highlights for the period from November 1, 2002 (Commencement of Operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortress Pinnacle Investment Fund as of December 31, 2002, the results of its operations, its cash flows, changes in its net assets and financial highlights for the period from November 1, 2002 (Commencement of Operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States.


                                          /s/ Ernst & Young LLP


February 28, 2003
New York, NY

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                             December 31, 2002
                                                             -----------------
ASSETS

   Investment in affiliate, at value (cost $25,500)               $ 25,500
   Cash and cash equivalents                                             9
   Other receivables                                                    51
                                                                  --------
                                                                    25,560
                                                                  --------
LIABILITIES
   Accounts payable                                                    (14)
                                                                  --------

NET ASSETS                                                        $ 25,546
                                                                  ========
NET ASSETS CONSISTS OF:
   Members' interest                                              $ 25,500
   Preferred equity                                                     51
   Accumulated net investment loss                                      (5)
                                                                  --------
                                                                  $ 25,546
                                                                  ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS
(dollar amounts in thousands)


Investment                                           Description of Securities             Cost      Fair Value
----------                                           -------------------------            -------    ----------
Investment in controlled affiliate (a):

  Fortress Pinnacle Acquisition LLC, ("FPA") (b)     21.96% of the issued common shares   $25,500     $ 25,500
                                                                                          =======     ========


(a) The Company shares its investment advisor with Fortress Registered Investment Trust, which owns 78.04% of FPA. FPA is therefore an affiliate of the Company. These securities are restricted as to public resale.

(b) FPA owns 11,474,473 of the outstanding common shares of Pinnacle Holdings, Inc., comprising 57% of its issued and outstanding equity, as its sole asset at the end of the period.

Summary of Transactions with Affiliated Companies

                                                                   Cost                              Fair Value
                                                                 Incurred     Dividend, Interest      of Total
Affiliate                             Purchase Date            This Period    and Realized Gains      Investment
---------                             -------------            -----------    ------------------     -----------
Fortress Pinnacle Acquisition LLC     November 1, 2002          $   25,500        $       --          $  25,500
                                                                ==========        ==========          =========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                                Period from
                                                              November 1, 2002
                                                         (Commencement of Operations)
                                                                   Through
                                                              December 31, 2002
                                                         ----------------------------
Income
  Interest                                                         $      9
Expenses
  Professional fees                                                     (10)
  Directors fees                                                         (4)
                                                                   --------
                                                                        (14)
                                                                   --------
Net investment loss                                                      (5)
                                                                   --------
Net decrease in net assets resulting from operations               $     (5)
                                                                   ========

                                                       Period from November 1, 2002
FINANCIAL HIGHLIGHTS                                     Through December 31, 2002
--------------------                                   ----------------------------
  Disclosure of certain ratios, annualized:

  Ratio of total expenses to average net assets                    0.54%*

  Ratio of net investment loss to average net assets              (0.13%)*

  Portfolio turnover rate                                           0.0%*

  Total Return                                                    (0.13%)

*     annualized

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                           Period from
                                                                        November 1, 2002
                                                                        (Commencement of
                                                                       Operations) Through
                                                                        December 31, 2002
                                                                       -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                        $     (5)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
    Net unrealized gain on affiliate investment                                   --
    Change in:
      Other receivables                                                          (51)
      Accounts payable                                                            14
                                                                            --------
Net cash used in operating activities                                            (42)
                                                                            --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Investment in affiliate                                                    (25,500)
                                                                            --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Capital contributions                                                       25,500
  Preferred equity                                                                51
                                                                            --------
  Net cash provided by financing activities                                   25,551

NET INCREASE IN CASH AND CASH EQUIVALENTS                                          9

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                    --
                                                                            --------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                    $      9
                                                                            ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                            Period from
                                                                         November 1, 2002
                                                                         (Commencement of
                                                                        Operations) Through
                                                                         December 31, 2002
                                                                        -------------------
Increase (decrease) in net assets resulting from operations
        Net investment loss                                                   $     (5)
        Net unrealized gain on affiliate investment                                 --
                                                                              --------

Net increase (decrease) in net assets resulting from operations                     (5)

Capital contributions                                                           25,500
Issuance of preferred equity                                                        51
Preferred dividends paid                                                            --
                                                                              --------
Net increase in net assets                                                      25,546

Net assets, beginning of period                                                     --
                                                                              --------
Net assets, end of period                                                     $ 25,546
                                                                              ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1.    ORGANIZATION

      Fortress Pinnacle Investment Fund LLC (the "Company") was formed on July 24, 2002 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Pinnacle Acquisitions LLC ("FPA"). FPA owns 56% of the issued and outstanding common stock of Pinnacle Holdings Inc., a cell tower company.

      The members of the Company include Weyerhauser Company Master Retirement Trust ("Weyeryauser"), Aurora Cayman Limited ("Aurora"), Morgan Stanley Private Markets Fund I ("Morgan Stanley"), Howard Hughes Medical Institute ("HHMI") and FIG Advisors LLC ("FIG" and together with Weyerhauser, Aurora, Morgan Stanley and HHMI, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FPA.

      FIG is also the advisor of Fortress Registered Investment Trust, which holds 78.04% of FPA. As the Company and FPA share the same advisor, they are affiliates.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FPA.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, the Company encounters market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

      VALUATION OF ASSETS AND LIABILITIES - The Company's investment in affiliate is accounted for under the Act. The valuation of investments is initially based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

      Events that could change the reported amount include: further financing by the investee company, pending disposition by the Company of its investment, obtaining a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. No distributions have been made through December 31, 2002.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date.

      CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.    ALLOCATIONS TO MEMBERS

      Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG.

      Net Losses, as defined, are first allocated to the Members other than FIG or holders of the preferred equity interest until their capital accounts have a zero balance. Remaining Net Losses, are then allocated to holders of the preferred equity interest until their capital accounts have a zero balance then to the Members other than FIG or holders of the preferred equity interest.

4.    PREFERRED EQUITY INTERESTS

      The Company has issued preferred equity interests in the aggregate amount of $50,500 to 101 qualified investors. Such securities receive a 10% return, payable out of the Company's Net Profits.

FORTRESS PINNACLE INVESTMENT FUND LLC
Directors' Information (Unaudited)





                                                                                                                           No. of
                                                                                                                         Portfolios
                                                                                                                          for which
Name (age)                          Principal Occupation During Past 5 yrs.     Other Directorships                         Board
Position (held since)                                                                                                       Member
Address                                                                                                                     Serves
------------------------------------------------------------------------------------------------------------------------------------
Robert H. Gidel (51)                -  Chief Executive Officer of Meridian      -  American Industrial Properties        One (1)
                                       Point Realty Trust VIII
                                       Co. (April 1997 - June 1998)             -  Developers Diversified Realty
Member of the Board (December
 1999)                              -  President, Chief Operating Officer
                                       of Paragon Group, Inc.
c/o Fortress                           (December 1995-April 1997)
1251 Avenue of the Americas
NY, NY 10020

FORTRESS PINNACLE INVESTMENT FUND LLC
Officers' Information (Unaudited)

Name (age)                         Principal Occupation During Past 5 yrs.
Position (held since)
Address
--------------------------------------------------------------------------------
Wesley R. Edens (41)                 -   Chief Executive Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Chief Executive Officer
(November 1999)                      -   Managing Director of UBS Securities LLC
                                         (May 1997 - May 1998)
c/o Fortress
1251 Avenue of the Americas          -   Partner of BlackRock Financial Management,
NY, NY 10020                             Inc. (October 1993 - May 1997)

--------------------------------------------------------------------------------
Robert I. Kauffman (39)              -   President of Fortress Investment Group LLC
                                         (May 1998 to present)
President (November 1999)
                                     -   Managing Director of UBS Securities LLC
c/o Fortress                             (May 1997 - May 1998)
1251 Avenue of the Americas
NY, NY 10020                         -   Principal of BlackRock Financial
                                         Management, Inc. (April 1994 - May 1997)
--------------------------------------------------------------------------------
Randal A. Nardone (47)               -   Chief Operating Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Vice President, Chief Operating
Officer and Secretary (November      -   Managing Director of UBS Securities LLC
1999)                                   (May 1997 - May 1998)

c/o Fortress                         -   Principal of BlackRock Financial
1251 Avenue of the Americas              Management, Inc. (June 1995 - May 1997)
NY, NY 10020

--------------------------------------------------------------------------------
Erik P. Nygaard (43)                 -   Chief Information Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Vice President and Chief
Information Officer (November        -   Managing Director of UBS Securities LLC
1999)                                    (May 1997 - May 1998)

c/o Fortress                         -   Principal of BlackRock Financial
1251 Avenue of the Americas              Management, Inc. (September 1994 - May 1997)
NY, NY 10020

FORTRESS PINNACLE INVESTMENT FUND LLC
Officers' Information (Unaudited) (cont'd)





Name (age)                          Principal Occupation During Past 5 yrs.
Position (held since)
Address
---------------------------------------------------------------------------------------------
Jeffrey R. Rosenthal(51)           -     Chief Financial Officer of Fortress
                                         Investment Group LLC (June 2002-Present)

Chief Financial Officer
(June 2002)                        -     Executive Vice President and Chief Operating
                                         officer of Starwood Capital Group
                                         (April 1999 to June 2002)
c/o Fortress
1251 Avenue of the Americas        -     Chief Financial Officer of Reyes Holdings
NY, NY 10020                             (February 1996-April 1997)

---------------------------------------------------------------------------------------------
Lilly H. Donohue (31)              -     Vice President of Fortress Capital Finance
                                         LLC (November 1999 - present)
Vice President and Assistant
Secretary (November 1999)          -     Vice President of Fortress Investment Group
                                         LLC (May 1998 - November 1999)
c/o Fortress
1251 Avenue of the Americas        -     Vice President of UBS Securities, LLC (May
NY, NY 10020                             1997 - May 1998)

                                   -     Vice President of BlackRock Financial
                                         Management, Inc. (October 1992 - May 1997)


                                       17